Forethought Variable Insurance Trust

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

March 31, 2020

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Forethought Variable Insurance Trust

File Nos. 333-189870 and 811-22865

Dear Sir or Madam:

Transmitted herewith on behalf of Forethought Variable Insurance Trust (the “Trust”) for filing pursuant to Rule 497(e) under the Securities Act of 1933 are exhibits containing interactive data format risk/return summary information relating to the Global Atlantic BlackRock Allocation Portfolio, Global Atlantic BlackRock Disciplined Core Portfolio, Global Atlantic BlackRock Disciplined Growth Portfolio, Global Atlantic BlackRock Disciplined International Core Portfolio, Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio, Global Atlantic BlackRock Disciplined Small Cap Portfolio, Global Atlantic BlackRock Disciplined U.S. Core Portfolio, Global Atlantic BlackRock Disciplined Value Portfolio, Global Atlantic BlackRock High Yield Portfolio, Global Atlantic Goldman Sachs Core Fixed Income Portfolio, Global Atlantic Goldman Sachs Global Equity Insights Portfolio, Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio, and Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio, each a series of the Trust. The interactive data relates to a supplement filed with the Securities and Exchange Commission (“SEC”) on behalf of the Trust pursuant to Rule 497(e) on March 13, 2020.

The Prospectus and Statement of Additional Information relating to the series were filed April 30, 2019 with the SEC via electronic transmission as part of Post-Effective Amendment No. 49 to the Trust’s Registration Statement on Form N-1A.

No fees are required in connection with this filing. Please call me at (860) 325-1590 if you have any questions.

Very truly yours,

/s/ Elizabeth Constant
Elizabeth Constant

cc:	Sarah Patterson
John V. O’Hanlon